Summary of Significant Accounting Policies - Advertising and Promotion Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Advertising and promotion expense	$ 28	$ 27	$ 56